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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mallette Capital Management Inc.
                 --------------------------------
   Address:      800 Third Avenue, 9th Floor
                 --------------------------------
                 New York, New York  10022
                 --------------------------------

Form 13F File Number: 28-11779
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Quinterol J. Mallette, M.D.
         -------------------------------
Title:   President
         -------------------------------
Phone:   212-300-2259
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Quinterol J. Mallette, M.D.      New York, NY      May 15, 2007
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      One (1)
                                        --------------------

Form 13F Information Table Entry Total: Twenty-Seven (27)
                                        --------------------

Form 13F Information Table Value Total: $34,953
                                        --------------------
                                           (thousands)(1)

----------
(1) Such total includes value of Puts and Calls scheduled; which such positions may be "uncovered".

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-11781                     Mallette Capital Master Fund Ltd.
    ------    -----------------            ---------------------------------

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                           FORM 13F INFORMATION TABLE

                             TITLE OF           VALUE            SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER               CLASS    CUSIP     x($1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE    SHARED NONE
---------------------------- -------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
ACORDA THERAPEUTICS INC      COM      00484M106    1,942 100,000 SH  CALL SOLE                100,000

ALEXION PHARMACEUTICALS INC  COM       15351109    2,162  50,000 SH  PUT  SOLE                 50,000

ATHEROGENICS INC             COM       47439104    1,546 550,000 SH  PUT  SOLE                550,000

AVANIR PHARMACEUTICALS-CL A CL A NEW  05348P401      243 199,000 SH       SOLE                199,000

BIOSITE INC                  COM       90945106    4,199  50,000 SH  PUT  SOLE                 50,000

BIOSYNTECH INC               COM      09068L103      165 383,640 SH       SOLE                383,640

BRADLEY PHARMACEUTICALS INC  COM      104576103      518  27,000 SH  PUT  SOLE                 27,000

CEPHALON INC                 COM      156708109    3,561  50,000 SH  PUT  SOLE                 50,000

CUBIST PHARMACEUTICALS INC   COM      229678107    3,311 150,000 SH  PUT  SOLE                150,000

DENDREON CORP                COM      24823Q107    4,461 345,000 SH  CALL SOLE                345,000

DENDREON CORP                COM      24823Q107      711  55,000 SH       SOLE                 55,000

HYTHIAM INC                  COM      44919F104      501  73,687 SH       SOLE                 73,687

HYTHIAM INC                  COM      44919F104      680 100,000 SH  PUT  SOLE                100,000

IMCLONE SYSTEMS              COM      45245W109    2,039  50,000 SH  PUT  SOLE                 50,000

IMMTECH PHARMACEUTICALS INC  COM      452519101      171  29,724 SH       SOLE                 29,724

LA JOLLA PHARMACEUTICAL CO   COM      503459307    1,320 218,149 SH       SOLE                218,149

LEV PHARMACEUTICALS INC      COM      52730C101      292 175,000 SH       SOLE                175,000

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
LIGAND PHARMACEUTICALS-CL B  CL B     53220K207    1,784 177,000 SH  CALL SOLE                177,000

NUVELO INC                   COM      67072M301      368 100,000 SH       SOLE                100,000

OMRIX BIOPHARMACEUTICALS INC COM      681989109      383  10,000 SH       SOLE                 10,000

OSIRIS THERAPEUTICS INC      COM      68827R108      599  32,000 SH       SOLE                 32,000

PDL BIOPHARMA INC            COM      69329Y104    1,085  50,000 SH  CALL SOLE                 50,000

QLT INC                      COM      746927102      783 100,000 SH  PUT  SOLE                100,000

QUIDEL CORP                  COM      74838J101      487  40,600 SH  PUT  SOLE                 40,600

RESPONSE BIOMEDICAL CORP     COM      76123L105      419 498,425 SH       SOLE                498,425

SANTARUS INC                 COM      802817304      922 131,000 SH       SOLE                131,000

VAXGEN INC                   COM      922390208      304 165,883 SH       SOLE                165,883